Leases - Summary of Future Minimum Rental Payments Under Non-cancelable Leases (Detail) - MBJA and PACKAL [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 48,463	$ 45,700	$ 52,234
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	23,403	14,432	11,451
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	18,670	13,974	10,129
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	5,781	12,835	9,341
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	268	4,302	9,044
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	146	157	6,021
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 195	$ 0	$ 6,248